Financial instruments and fair value disclosures (Details) - Financial assets at amortised cost - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of financial assets [line items]
Carrying value	$ 37,635	$ 19,176	$ 45,728
Fair value	37,635	19,176	45,728
Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying value	36,978	18,705	44,455
Fair value	36,978	18,705	44,455
Trade and other receivables
Disclosure of financial assets [line items]
Carrying value	657	471	1,273
Fair value	$ 657	$ 471	$ 1,273